SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENT

In September 2012, Chevron gave six months binding notice of termination of the bareboat charter for the Vessel. The termination took effect on March 15, 2013 at which time the Vessel commenced trading in the spot market.